Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	Calvert Responsible Index Series, Inc.
Central Index Key		dei_EntityCentralIndexKey	0001105446
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jun. 19, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jun. 19, 2015
Prospectus Date		rr_ProspectusDate	Jun. 19, 2015
Supplement [Text Block]		cik0001105446_SupplementTextBlock	CALVERT SOCIAL INDEX FUND Supplement to Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y) dated January 31, 2015 Date of Supplement: June 19, 2015
Calvert Social Index Fund
Prospectus:		rr_ProspectusTable
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The disclosure under “Investment Objective” on page 10 of the Prospectus is revised and restated as follows:
The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table contained under “Fees and Expenses of the Fund – Annual Fund Operating Expenses” for the Fund on page 10 of the Prospectus is deleted and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The table contained under “Fees and Expenses of the Fund – Example” for the Fund on page 10 of the Prospectus is deleted and replaced with the following:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The second paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 11 of the Prospectus is revised and restated in its entirety as follows:
Calvert U.S. Large Cap Core Responsible Index. The Calvert U.S. Large Cap Core Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. The S-Network U.S. Large Cap 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for large cap core stocks that are traded in the U.S. markets. As of June 15, 2015, the Calvert U.S. Large Cap Core Responsible Index (the “Index”) included 722 companies, and the market capitalization ranged from $1.9 billion to $731.3 billion with a weighted average market capitalization of $111.9 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the
S-Network U.S. Large Cap 1000 Index and is rebalanced quarterly.
The third paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 11 of the Prospectus is revised and restated in its entirety as follows:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 11 of the Prospectus, the “Mid-Cap Company Risk” disclosure is deleted.
Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 11 of the Prospectus, the “Sustainable and Socially Responsible Investing Risk” disclosure is revised and restated as follows:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Calvert Social Index Fund | Class A
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,449
Calvert Social Index Fund | Class C
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	826
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	457
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	826
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,867
Calvert Social Index Fund | Class Y
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	303
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 754

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.54% for Class A, 1.29% for Class C, and 0.29% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.